Commitments and Contingencies - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 14, 2020	May 02, 2018
Loss Contingencies [Line Items]
Lessee, Finance lease expiration month and year	2023-08		2023-06
Amortization expense for capital lease	$ 106,000	$ 13,000
Lessee, Operating lease expiration month and year	2024-09		2023-06
Operating Leases, Rent expense	$ 4,200,000	$ 4,500,000	$ 6,000,000.0	$ 4,000,000.0
Purchase obligation	$ 4,000,000		7,700,000			$ 2,600,000
Liabilities subject to compromise early contract termination					$ 1,100,000
Dispute Settlement [Member]
Loss Contingencies [Line Items]
Commitements and contingencies settlement of disputes payable			$ 1,500,000